Stock Option - Schedule of Stock Option Activity (Details) - 2019 Performance Stock Option [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shares Under Options, Beginning | shares	12,933,500
Shares Under Options, Granted | shares
Shares Under Options, Exercised | shares
Shares Under Options, Cancelled/Expired | shares
Shares Under Options, Ending | shares	12,933,500
Average Exercise Price, Beginning | $ / shares	$ 0.65
Average Exercise Price, Granted | $ / shares
Average Exercise Price, Exercised | $ / shares
Average Exercise Price, Cancelled/Expired | $ / shares
Average Exercise Price, Ending | $ / shares	$ 0.65